INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
INTANGIBLE ASSETS
Impairment on intangible assets	$ 10,346,769	$ 10,346,769	$ 2,771,019
Amortization expense		$ 298,431	$ 830,481